Financial instruments - Fair values and risk management - Derivative arrangements (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Derivative financial instruments
Total cash flow hedge reserve	€ 1,830	€ (21)	€ 266